UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Putnam High Yield Bond Fund (Initial Class)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Rating as of June 30, 2014

Rating	Percentage of Fund Investments
A3	0.29%
B1	17.01%
B2	10.18%
B3	12.64%
Ba1	5.01%
Ba2	7.64%
Ba3	12.58%
Baa2	0.20%
Baa3	0.85%
CCC, CC, C	17.22%
D	0.33%
Equities	3.22%
Not Rated	4.50%
Short Term Investments	8.33%
Total	100.00%

Credit qualities are shown as a percentage of the Fund’s total investments for the reporting period.  A bond rated Baa or higher is considered investment grade.  Unrated securities do not necessarily indicate a low credit quality, and may or may not be equivalent of investment grade.  Credit quality ratings on underlying securities of the Fund are received from Moody’s and S&P. When ratings are available from both agencies, the Moody’s rating is used. If the Moody’s rating is unavailable, then the S&P rating, converted to the closest equivalent Moody’s rating, is used. Ratings may vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the Fund.  The other unclassified assets in the Fund represent the market value as a percentage of the Fund’s total investments.  The Fund itself has not been rated by an independent rating agency.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)

Actual	$1,000.00	$1,051.40	$5.64

Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.55

*Expenses are equal to the Fund's annualized expense ratio of 1.10% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
BANK LOANS
$570,000	Air Medical Group Holdings Inc(a)
	7.63%, 05/31/2018	$570,000
201,528	Ardent Health TLB(b)
	5.47%, 07/02/2018	202,157
550,000	Asurion Corp
	7.73%, 02/18/2021	569,938
165,000	Atkore International Inc(b)
	3.73%, 03/27/2021	164,863
295,000	Avaya Inc(b)
	4.73%, 10/26/2017	288,626
134,811	Burlington Coat Factory Warehouse Corp(b)
	4.48%, 02/23/2017	135,569
	Caesars Entertainment Operating Co(b)
195,000	8.98%, 03/01/2017	192,294
1,392,300	5.48%, 01/28/2018	1,298,161
700,000	Caesars Growth Properties Holdings LLC(b)
	5.48%, 04/10/2021	698,875
524,050	CEC Entertainment Inc(b)
	3.48%, 02/14/2021	520,611
993,000	Clear Channel Communications
	6.97%, 01/31/2019	988,035
363,175	Community Health Systems(b)
	3.48%, 01/27/2021	365,332
248,125	CPG International(b)
	3.98%, 09/24/2020	248,280
250,000	Del Monte Corp(b)
	7.48%, 05/26/2021	245,000
389,023	Dell International LLC(b)
	3.73%, 04/29/2020	390,614
219,741	Emergency Medical Service Corp(b)
	3.23%, 05/25/2018	219,878
205,000	Energy Future Holdings Co LLC(b)
	3.48%, 06/19/2016	206,281
129,350	Exopack LLC
	4.48%, 04/24/2019	131,290
850,000	Fieldwood Energy(b)
	7.36%, 09/30/2020	876,866
497,475	Getty Images Inc(b)
	3.73%, 10/18/2019	479,554
364,087	Grifols
	3.23%, 03/07/2021	363,450

Principal Amount		Fair Value
Bank Loans - (continued)
$499,950	Heinz (HJ) Co(b)
	2.73%, 06/05/2020	$503,385
151,936	Infor US Inc(b)
	4.23%, 04/05/2018	150,986
45,865	Istar Financial Inc(b)
	5.98%, 03/19/2017	47,241
445,000	JC Penney Co Inc
	9.16%, 06/14/2019	445,223
210,000	Level 3 Financing Inc(b)
	3.23%, 01/15/2020	210,263
230,000	Libbey Glass Inc(b)
	3.23%, 03/26/2021	229,713
374,920	Motor City TLB(b)
	3.48%, 03/01/2017	374,451
916,166	Neiman Marcus(b)
	3.48%, 10/25/2020	914,131
525,000	Nuveen Investments Inc(b)
	5.48%, 02/28/2019	529,406
220,000	Ortho-Clinical Diagnostics
	3.98%, 06/30/2021	221,465
215,000	Oxea S.a.r.l.
	7.48%, 06/01/2020	217,150
429,828	Par Pharmaceutical Cos Inc(b)
	3.47%, 09/30/2019	429,560
151,148	Pharmaceutical Product Development(b)
	3.48%, 12/05/2018	151,463
190,000	Rite Aid Corp(b)
	4.10%, 06/07/2021	191,959
477,594	Rock Ohio Caesar(b)
	3.98%, 03/29/2019	469,535
480,000	Shelf Drilling Holdings Ltd
	9.23%, 10/01/2018	489,600
110,000	Sheridan Healthcare(a)(b)
	7.48%, 12/31/2021	112,338
549,704	Tervita Corp
	5.23%, 01/24/2018	551,275
985,119	Texas Competitive Electric Holding Co(b)
	3.73%, 10/10/2017	812,723
	Travelport LLC
1,053,870	8.22%, 01/31/2016(b)	1,083,114
550,512	8.38%, 12/01/2016	555,604
537,300	Tribune Co(b)
	3.23%, 11/20/2020	537,569

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Bank Loans - (continued)
$743,860	Univision Communications(b)
	3.23%, 03/01/2020	$742,930
133,312	Vantage Drilling Co
	4.73%, 03/28/2019	132,590
206,970	Yonkers Racing Corp(a)
	3.48%, 07/22/2019	202,831
Total BANK LOANS — 6.82% (Cost $19,185,615)		$19,462,179

CORPORATE BONDS AND NOTES
Basic Materials — 5.04%
	ArcelorMittal
1,025,000	10.35%, 06/01/2019	1,312,000
140,000	7.50%, 10/15/2039	154,000
	Celanese US Holdings LLC
630,000	5.88%, 06/15/2021	694,575
335,000	4.63%, 11/15/2022	336,675
195,000	Compass Minerals International Inc(c)
	4.88%, 07/15/2024	195,000
100,000	Eldorado Gold Corp(c)
	6.13%, 12/15/2020	101,000
410,000	Exopack Holdings SA(c)
	7.88%, 11/01/2019	438,700
530,000	Ferro Corp
	7.88%, 08/15/2018	553,850
	First Quantum Minerals Ltd(c)
675,000	7.00%, 02/15/2021	694,406
200,000	7.25%, 05/15/2022	208,500
	FMG Resources August 2006 Pty Ltd(c)
185,000	6.88%, 02/01/2018	194,250
735,000	8.25%, 11/01/2019(d)	800,231
115,000	Hexion US Finance Corp
	6.63%, 04/15/2020	121,900
	Hexion US Finance Corp / Hexion Nova Scotia Finance ULC
610,000	8.88%, 02/01/2018	634,400
120,000	9.00%, 11/15/2020(d)	122,400
	Huntsman International LLC
170,000	8.63%, 03/15/2020	184,025
520,000	4.88%, 11/15/2020(d)	538,200
480,000	8.63%, 03/15/2021	530,400
100,000	EUR, 5.13%, 04/15/2021(c)	144,461
105,000	IAMGOLD Corp(c)
	6.75%, 10/01/2020	97,125
475,000	INEOS Finance PLC(c)
	7.50%, 05/01/2020	517,156

Principal Amount		Fair Value
Basic Materials — (continued)
	INEOS Group Holdings SA(c)
$565,000	6.13%, 08/15/2018	$584,775
260,000	5.88%, 02/15/2019	266,500
630,000	Momentive Performance Materials Inc
	8.88%, 10/15/2020	672,525
	New Gold Inc(c)
140,000	7.00%, 04/15/2020	149,625
280,000	6.25%, 11/15/2022	291,200
575,000	Perstorp Holding AB(c)(d)
	8.75%, 05/15/2017	616,687
430,000	PQ Corp(c)
	8.75%, 05/01/2018	467,087
220,000	Ryerson Inc / Joseph T Ryerson & Son Inc
	9.00%, 10/15/2017	235,400
200,000	Smurfit Kappa Acquisitions(c)
	4.88%, 09/15/2018	210,500
305,000	Smurfit Kappa Treasury Funding Ltd
	7.50%, 11/20/2025	350,750
	Steel Dynamics Inc
55,000	6.13%, 08/15/2019	59,813
290,000	7.63%, 03/15/2020	310,663
40,000	6.38%, 08/15/2022	43,500
245,000	5.25%, 04/15/2023	253,575
570,000	Taminco Global Chemical Corp(c)
	9.75%, 03/31/2020	636,975
360,000	TPC Group Inc(c)
	8.75%, 12/15/2020	398,700
235,000	Tronox Finance LLC(d)
	6.38%, 08/15/2020	242,638
		14,364,167

Communications — 15.40%
675,000	Alcatel-Lucent USA Inc(c)
	6.75%, 11/15/2020	718,875
	Altice SA(c)
100,000	EUR, 7.25%, 05/15/2022	145,146
880,000	7.75%, 05/15/2022	939,400
	Avaya Inc(c)
1,245,000	7.00%, 04/01/2019	1,245,000
345,000	10.50%, 03/01/2021	318,263
	Cablevision Systems Corp
280,000	8.63%, 09/15/2017	325,850
80,000	7.75%, 04/15/2018	90,400
45,000	8.00%, 04/15/2020	51,103

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Communications — (continued)
$510,000	CBS Outdoor Americas Capital LLC / CBS Outdoor Americas Capital Corp(c)
	5.63%, 02/15/2024	$526,575
	CCO Holdings LLC / CCO Holdings Capital Corp
135,000	7.38%, 06/01/2020	147,150
295,000	6.50%, 04/30/2021	314,175
70,000	6.63%, 01/31/2022	75,250
1,225,000	5.25%, 09/30/2022	1,243,375
625,000	5.13%, 02/15/2023	630,469
	CenturyLink Inc
80,000	5.63%, 04/01/2020	84,400
845,000	6.75%, 12/01/2023	923,162
	Clear Channel Communications Inc
625,000	9.00%, 12/15/2019	666,406
610,000	9.00%, 03/01/2021	652,700
	Clear Channel Worldwide Holdings Inc
495,000	7.63%, 03/15/2020	533,981
755,000	6.50%, 11/15/2022	813,512
	CSC Holdings LLC
520,000	6.75%, 11/15/2021	572,000
360,000	5.25%, 06/01/2024(c)	354,150
470,000	Cumulus Media Holdings Inc
	7.75%, 05/01/2019	495,262
1,200,000	Digicel Group Ltd(c)
	8.25%, 09/30/2020	1,308,000
155,000	Digicel Ltd(c)
	8.25%, 09/01/2017	159,464
	DISH DBS Corp
420,000	7.88%, 09/01/2019	498,750
390,000	6.75%, 06/01/2021	444,600
220,000	Entercom Radio LLC
	10.50%, 12/01/2019	251,900
	Frontier Communications Corp
230,000	8.13%, 10/01/2018	269,100
105,000	7.63%, 04/15/2024(d)	113,006
	Gannett Co Inc(c)
295,000	5.13%, 10/15/2019	305,325
195,000	5.13%, 07/15/2020	200,119
420,000	Getty Images Inc(c)(d)
	7.00%, 10/15/2020	384,825
610,000	Gray Television Inc
	7.50%, 10/01/2020	657,275
	Hughes Satellite Systems Corp
450,000	6.50%, 06/15/2019	501,750

Principal Amount		Fair Value
Communications — (continued)
$390,000	7.63%, 06/15/2021	$446,550
155,000	Inmarsat Finance PLC(c)
	4.88%, 05/15/2022	156,550
	Intelsat Jackson Holdings SA
355,000	7.50%, 04/01/2021	388,725
315,000	6.63%, 12/15/2022	328,781
	Intelsat Luxembourg SA
1,660,000	7.75%, 06/01/2021	1,757,525
585,000	8.13%, 06/01/2023	632,531
	Lamar Media Corp
330,000	5.88%, 02/01/2022	353,513
385,000	5.38%, 01/15/2024(c)	398,475
	Level 3 Financing Inc
40,000	8.13%, 07/01/2019	43,650
170,000	7.00%, 06/01/2020	185,725
450,000	8.63%, 07/15/2020	504,000
160,000	6.13%, 01/15/2021(c)	171,400
110,000	LIN Television Corp
	6.38%, 01/15/2021	115,775
540,000	Mediacom LLC / Mediacom Capital Corp
	7.25%, 02/15/2022	588,600
365,000	Nexstar Broadcasting Inc
	6.88%, 11/15/2020	393,288
230,000	Nielsen Finance LLC / Nielsen Finance Co
	4.50%, 10/01/2020	231,725
275,000	NII International Telecom SCA(c)(d)
	7.88%, 08/15/2019	237,875
	Numericable Group SA(c)
1,170,000	6.00%, 05/15/2022	1,216,800
100,000	EUR, 5.63%, 05/15/2024	146,344
200,000	6.25%, 05/15/2024	208,750
455,000	PAETEC Holding Corp
	9.88%, 12/01/2018	490,263
	Quebecor Media Inc
140,000	CAD, 7.38%, 01/15/2021	143,339
600,000	5.75%, 01/15/2023	616,500
380,000	Qwest Corp
	6.75%, 12/01/2021	439,941
355,000	SBA Communications Corp(c)
	4.88%, 07/15/2022	350,563
420,000	SBA Telecommunications Inc
	5.75%, 07/15/2020	445,200
	Sinclair Television Group Inc
310,000	5.38%, 04/01/2021	311,938
295,000	6.38%, 11/01/2021	313,806

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Communications — (continued)
115,000	6.13%, 10/01/2022	$120,175
	Sirius XM Radio Inc(c)
600,000	5.88%, 10/01/2020	634,500
545,000	6.00%, 07/15/2024	566,800
1,070,000	SoftBank Corp(c)
	4.50%, 04/15/2020	1,087,387
985,000	Sprint Capital Corp
	6.88%, 11/15/2028	994,850
	Sprint Communications Inc
125,000	8.38%, 08/15/2017	145,938
475,000	9.00%, 11/15/2018(c)	575,937
750,000	7.00%, 08/15/2020	829,687
	Sprint Corp(c)
1,370,000	7.25%, 09/15/2021	1,510,425
755,000	7.88%, 09/15/2023	839,937
220,000	Syniverse Holdings Inc
	9.13%, 01/15/2019	235,675
	T-Mobile USA Inc
145,000	6.46%, 04/28/2019	152,613
495,000	6.25%, 04/01/2021	525,937
170,000	6.63%, 04/28/2021	184,025
490,000	6.13%, 01/15/2022	520,012
855,000	6.63%, 04/01/2023	927,675
70,000	6.84%, 04/28/2023(d)	76,213
245,000	Townsquare Radio LLC / Townsquare Radio Inc(c)
	9.00%, 04/01/2019	271,338
150,000	Unitymedia Hessen GmbH & Co KG / Unitymedia NRW GmbH(c)
	7.50%, 03/15/2019	160,125
	Univision Communications Inc(c)
210,000	7.88%, 11/01/2020	231,000
350,000	8.50%, 05/15/2021	388,063
	Videotron Ltd
130,000	CAD, 6.88%, 07/15/2021	134,319
610,000	5.00%, 07/15/2022	626,775
200,000	Virgin Media Finance PLC(c)
	6.38%, 04/15/2023	217,000
200,000	Virgin Media Secured Finance PLC(c)
	5.38%, 04/15/2021	210,000
395,000	West Corp(c)
	5.38%, 07/15/2022	391,050
1,065,000	WideOpenWest Finance LLC / WideOpenWest Capital Corp
	10.25%, 07/15/2019	1,196,794

Principal Amount		Fair Value
Communications — (continued)
	Wind Acquisition Finance SA(c)
$290,000	7.25%, 02/15/2018	$306,385
530,000	7.38%, 04/23/2021	565,775
	Windstream Corp
285,000	7.88%, 11/01/2017	328,106
210,000	7.75%, 10/01/2021	229,425
170,000	6.38%, 08/01/2023	172,338
		43,935,129

Consumer, Cyclical — 12.37%
25,000	Academy Ltd / Academy Finance Corp(c)
	9.25%, 08/01/2019	26,813
	AMC Entertainment Inc
320,000	9.75%, 12/01/2020	364,800
285,000	5.88%, 02/15/2022	296,400
	American Axle & Manufacturing Inc
830,000	7.75%, 11/15/2019	956,575
205,000	6.63%, 10/15/2022(d)	224,475
	AutoNation Inc
45,000	6.75%, 04/15/2018	51,975
445,000	5.50%, 02/01/2020	491,169
190,000	Beazer Homes USA Inc
	8.13%, 06/15/2016	209,950
	Bon-Ton Department Stores Inc
354,000	10.63%, 07/15/2017	354,442
325,000	8.00%, 06/15/2021(d)	309,562
300,000	Boyd Gaming Corp
	9.13%, 12/01/2018	319,125
445,000	Brookfield Residential Properties Inc(c)
	6.50%, 12/15/2020	470,587
415,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(c)
	6.13%, 07/01/2022	431,600
175,000	Burger King Corp
	9.88%, 10/15/2018	187,688
255,000	Burlington Coat Factory Warehouse Corp
	10.00%, 02/15/2019	278,269
244,000	Caesars Entertainment Operating Co
	9.00%, 02/15/2020	203,130
270,000	CCM Merger Inc(c)
	9.13%, 05/01/2019	289,575

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$220,000	CEC Entertainment Inc(c)
	8.00%, 02/15/2022	$227,700
	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp
200,000	5.25%, 03/15/2021	206,000
120,000	5.38%, 06/01/2024(c)	121,500
405,000	Chrysler Group LLC / CG Co-Issuer Inc
	8.25%, 06/15/2021	457,650
	Cinemark USA Inc
55,000	7.38%, 06/15/2021	60,638
295,000	5.13%, 12/15/2022	302,006
235,000	4.88%, 06/01/2023	234,412
	Dana Holding Corp
300,000	5.38%, 09/15/2021	313,500
580,000	6.00%, 09/15/2023	614,800
340,000	Dave & Buster's Inc
	11.00%, 06/01/2018	359,550
685,000	DineEquity Inc
	9.50%, 10/30/2018	733,977
75,000	Exide Technologies(e)(f)
	8.63%, 02/01/2018	45,000
	Felcor Lodging LP
122,000	10.00%, 10/01/2014	124,294
80,000	5.63%, 03/01/2023	82,400
245,000	First Cash Financial Services Inc(c)
	6.75%, 04/01/2021	260,925
185,000	Fontainebleau Las Vegas Holdings LLC(c)(e)(f)
	10.25%, 06/15/2015	694
	General Motors Co(g)
265,000	0.00%, 07/15/2033	3,975
295,000	Gestamp Funding Luxembourg SA(c)
	5.63%, 05/31/2020	307,537
480,000	Gibson Brands Inc(c)
	8.88%, 08/01/2018	493,800
	GLP Capital LP / GLP Financing II Inc(c)
155,000	4.38%, 11/01/2018	160,038
485,000	4.88%, 11/01/2020	499,550
345,000	Great Canadian Gaming Corp(c)
	CAD, 6.63%, 07/25/2022	344,741
85,000	Hanesbrands Inc
	6.38%, 12/15/2020	91,906

Principal Amount		Fair Value
Consumer, Cyclical — (continued)
	HD Supply Inc
$580,000	7.50%, 07/15/2020	$633,650
340,000	11.50%, 07/15/2020	408,850
	Isle of Capri Casinos Inc
430,000	7.75%, 03/15/2019	459,025
210,000	5.88%, 03/15/2021	212,363
130,000	Jo-Ann Stores Holdings Inc(c)
	9.75%, 10/15/2019	132,925
835,000	Jo-Ann Stores Inc(c)
	8.13%, 03/15/2019	855,875
160,000	K Hovnanian Enterprises Inc(c)
	7.25%, 10/15/2020	173,600
	L Brands Inc
340,000	6.63%, 04/01/2021	386,325
450,000	5.63%, 02/15/2022	487,125
140,000	Landry's Holdings II Inc(c)
	10.25%, 01/01/2018	148,400
1,150,000	Landry's Inc(c)
	9.38%, 05/01/2020	1,265,000
	Lennar Corp
345,000	4.50%, 06/15/2019	353,194
360,000	4.75%, 11/15/2022	358,200
455,000	M/I Homes Inc
	8.63%, 11/15/2018	484,575
	MGM Resorts International
130,000	6.88%, 04/01/2016(d)	141,375
135,000	8.63%, 02/01/2019	160,819
510,000	5.25%, 03/31/2020(d)	530,400
900,000	6.75%, 10/01/2020	1,004,625
65,000	6.63%, 12/15/2021	72,313
320,000	7.75%, 03/15/2022(d)	375,200
935,813	MTR Gaming Group Inc
	11.50%, 08/01/2019	1,051,620
768,000	Navistar International Corp(d)
	8.25%, 11/01/2021	801,600
455,000	Neiman Marcus Group LLC
	7.13%, 06/01/2028	470,925
	Neiman Marcus Group LTD LLC(c)
225,000	8.00%, 10/15/2021	242,437
310,000	8.75%, 10/15/2021	337,900
310,000	Oshkosh Corp(c)
	5.38%, 03/01/2022	319,300
445,000	Penn National Gaming Inc(c)(d)
	5.88%, 11/01/2021	420,525
630,000	Penske Automotive Group Inc
	5.75%, 10/01/2022	663,075

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$140,000	Petco Animal Supplies Inc(c)
	9.25%, 12/01/2018	$150,325
235,000	Petco Holdings Inc(c)
	8.50%, 10/15/2017	240,875
615,000	Pittsburgh Glass Works LLC(c)
	8.00%, 11/15/2018	668,812
	PulteGroup Inc
300,000	7.63%, 10/15/2017	346,500
190,000	7.88%, 06/15/2032	214,700
330,000	6.00%, 02/15/2035	310,200
	Regal Entertainment Group
90,000	5.75%, 03/15/2022	93,375
560,000	5.75%, 06/15/2023	575,400
145,000	5.75%, 02/01/2025	146,813
	Rite Aid Corp
675,000	9.25%, 03/15/2020	769,500
155,000	8.00%, 08/15/2020	170,500
143,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp(c)
	9.50%, 06/15/2019	155,870
476,000	Sabre GLBL Inc(c)
	8.50%, 05/15/2019	528,360
195,000	Sabre Holdings Corp
	8.35%, 03/15/2016	215,719
	Schaeffler Finance BV(c)
235,000	7.75%, 02/15/2017	264,962
265,000	4.25%, 05/15/2021	265,000
1,330,000	4.75%, 05/15/2021	1,369,900
355,000	Schaeffler Holding Finance BV(c)
	6.88%, 08/15/2018	374,081
785,000	Six Flags Entertainment Corp(c)
	5.25%, 01/15/2021	804,625
460,000	Standard Pacific Corp
	6.25%, 12/15/2021	491,050
205,000	Sugarhouse HSP Gaming Property Mezz LP / Sugarhouse HSP Gaming Finance Corp(c)
	6.38%, 06/01/2021	200,900
	Taylor Morrison Communities Inc / Monarch Communities Inc(c)
436,000	7.75%, 04/15/2020	476,330
305,000	5.25%, 04/15/2021	309,575
190,000	5.63%, 03/01/2024	188,100
295,000	Tenneco Inc
	6.88%, 12/15/2020	321,181
210,000	Travelport LLC
	11.88%, 09/01/2016	214,200

Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$323,766	Travelport LLC / Travelport Holdings Inc(c)
	13.88%, 03/01/2016	$333,479
100,000	TRW Automotive Inc(c)
	4.50%, 03/01/2021	105,500
510,000	Weyerhaeuser Real Estate Co(c)
	5.88%, 06/15/2024	524,344
		35,294,125

Consumer, Non-cyclical — 14.08%
	Acadia Healthcare Co Inc
505,000	6.13%, 03/15/2021	530,250
315,000	5.13%, 07/01/2022(c)	315,788
1,095,000	Ashtead Capital Inc(c)
	6.50%, 07/15/2022	1,196,287
	Avis Budget Car Rental LLC / Avis Budget Finance Inc
65,000	9.75%, 03/15/2020	73,613
700,000	5.13%, 06/01/2022(c)	700,875
410,000	5.50%, 04/01/2023	419,225
	Aviv Healthcare Properties LP / Aviv Healthcare Capital Corp
215,000	7.75%, 02/15/2019	228,975
405,000	6.00%, 10/15/2021	429,300
220,000	B&G Foods Inc
	4.63%, 06/01/2021	220,550
550,000	Barry Callebaut Services NV(c)
	5.50%, 06/15/2023	580,085
220,000	Capsugel Finance Co SCA(c)
	EUR, 9.88%, 08/01/2019	324,623
380,000	Capsugel SA(c)
	7.00%, 05/15/2019	391,400
480,000	Catamaran Corp
	4.75%, 03/15/2021	484,800
235,000	Centene Corp(d)
	4.75%, 05/15/2022	238,525
1,160,000	Ceridian HCM Holding Inc(c)
	11.00%, 03/15/2021	1,339,800
	Ceridian LLC
410,000	11.25%, 11/15/2015	410,410
76,050	12.25%, 11/15/2015	76,126
185,000	8.88%, 07/15/2019(c)	209,050
140,000	Ceridian LLC / Comdata Inc(c)
	8.13%, 11/15/2017	141,400
	CHS/Community Health Systems Inc
210,000	5.13%, 08/15/2018	220,238

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Consumer, Non-cyclical — (continued)
$115,000	8.00%, 11/15/2019	$125,925
410,000	5.13%, 08/01/2021(c)	420,250
95,000	6.88%, 02/01/2022(c)	100,700
	Constellation Brands Inc
110,000	6.00%, 05/01/2022	123,475
1,155,000	4.25%, 05/01/2023	1,159,331
560,000	ConvaTec Finance International SA(c)
	8.25%, 01/15/2019	572,600
345,000	ConvaTec Healthcare E SA(c)
	10.50%, 12/15/2018	373,463
675,000	Crimson Merger Sub Inc(c)
	6.63%, 05/15/2022	669,937
780,000	DaVita HealthCare Partners Inc
	5.13%, 07/15/2024	784,875
105,000	Dean Foods Co(d)
	7.00%, 06/01/2016	114,713
490,000	Elizabeth Arden Inc
	7.38%, 03/15/2021	518,175
520,000	Endo Finance LLC(c)
	5.75%, 01/15/2022	530,400
375,000	Endo Finance LLC & Endo Finco Inc(c)
	5.38%, 01/15/2023	374,062
195,000	Envision Healthcare Corp(c)
	5.13%, 07/01/2022	196,706
260,000	ESAL GmbH(c)
	6.25%, 02/05/2023	254,800
185,000	Fresenius Medical Care US Finance II Inc(c)
	5.63%, 07/31/2019	201,650
560,000	Garda World Security Corp(c)
	7.25%, 11/15/2021	588,700
	HCA Inc
390,000	3.75%, 03/15/2019	393,412
1,685,000	6.50%, 02/15/2020	1,895,625
55,000	7.50%, 02/15/2022	63,456
415,000	Health Net Inc
	6.38%, 06/01/2017	455,981
	Hertz Corp
165,000	7.50%, 10/15/2018	172,838
425,000	5.88%, 10/15/2020	444,125
370,000	6.25%, 10/15/2022(d)	391,737
905,000	Heinz (HJ) Co
	4.25%, 10/15/2020	910,656

Principal Amount		Fair Value
Consumer, Non-cyclical — (continued)
$350,000	IASIS Healthcare LLC / IASIS Capital Corp
	8.38%, 05/15/2019	$373,188
740,000	Igloo Holdings Corp(c)
	8.25%, 12/15/2017	755,263
665,000	Iron Mountain Inc
	6.00%, 08/15/2023	719,031
135,000	Jaguar Holding Co I(c)
	9.38%, 10/15/2017	139,725
425,000	Jaguar Holding Co II / Jaguar Merger Sub Inc(c)
	9.50%, 12/01/2019	464,312
1,060,000	JBS USA LLC / JBS USA Finance Inc(c)
	7.25%, 06/01/2021	1,136,850
650,000	JLL/Delta Dutch Newco BV(c)
	7.50%, 02/01/2022	672,750
1,045,000	Kinetic Concepts Inc / KCI USA Inc
	10.50%, 11/01/2018	1,180,850
520,000	Lender Processing Services Inc
	5.75%, 04/15/2023	557,700
430,000	Novelis Inc
	8.75%, 12/15/2020	477,300
585,000	Par Pharmaceutical Cos Inc
	7.38%, 10/15/2020	628,875
	PHH Corp
615,000	7.38%, 09/01/2019	702,637
380,000	6.38%, 08/15/2021	400,900
350,000	Prestige Brands Inc(c)
	5.38%, 12/15/2021	357,000
545,000	Revlon Consumer Products Corp
	5.75%, 02/15/2021	559,987
	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC
350,000	7.88%, 08/15/2019	381,062
655,000	9.88%, 08/15/2019	725,412
390,000	5.75%, 10/15/2020	411,450
200,000	8.25%, 02/15/2021	217,500
145,000	Salix Pharmaceuticals Ltd(c)
	6.00%, 01/15/2021	155,513
	Service Corp International
600,000	5.38%, 01/15/2022	621,000
640,000	5.38%, 05/15/2024(c)	654,400
290,000	7.50%, 04/01/2027	320,450
	Smithfield Foods Inc
55,000	5.25%, 08/01/2018(c)	57,475
80,000	5.88%, 08/01/2021(c)	84,600
195,000	6.63%, 08/15/2022	213,525

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Consumer, Non-cyclical — (continued)
	Spectrum Brands Inc
$447,000	6.75%, 03/15/2020	$479,407
20,000	6.38%, 11/15/2020	21,500
15,000	6.63%, 11/15/2022	16,238
	Teleflex Inc
155,000	6.88%, 06/01/2019	163,913
140,000	5.25%, 06/15/2024(c)	141,400
	Tenet Healthcare Corp
265,000	6.25%, 11/01/2018	294,150
95,000	4.75%, 06/01/2020	97,138
735,000	6.00%, 10/01/2020	797,475
855,000	4.50%, 04/01/2021	860,344
335,000	4.38%, 10/01/2021	332,906
135,000	TMS International Corp(c)
	7.63%, 10/15/2021	144,113
	United Rentals North America Inc
615,000	7.63%, 04/15/2022	690,337
265,000	6.13%, 06/15/2023	284,213
245,000	5.75%, 11/15/2024(d)	254,494
170,000	United Surgical Partners International Inc
	9.00%, 04/01/2020	187,638
	Valeant Pharmaceuticals International(c)
20,000	6.75%, 10/01/2017	20,850
260,000	6.75%, 08/15/2018	280,150
385,000	6.88%, 12/01/2018	402,806
20,000	7.00%, 10/01/2020	21,250
620,000	6.38%, 10/15/2020	658,750
35,000	5.63%, 12/01/2021	36,006
615,000	WellCare Health Plans Inc
	5.75%, 11/15/2020	654,975
		40,177,720
Diversified — 0.46%
610,000	DH Services Luxembourg S.a.r.l.(c)
	7.75%, 12/15/2020	654,225
635,000	Nielsen Co Luxembourg S.a.r.l.(c)
	5.50%, 10/01/2021	655,638
		1,309,863

Energy — 13.52%
	Access Midstream Partners LP / ACMP Finance Corp
230,000	5.88%, 04/15/2021	246,100
100,000	6.13%, 07/15/2022	110,500
900,000	4.88%, 05/15/2023	948,375

Principal Amount		Fair Value
Energy — (continued)
$325,000	Alpha Natural Resources Inc
	6.25%, 06/01/2021	$229,938
355,000	Antero Resources Corp(c)
	5.13%, 12/01/2022	364,762
345,000	Antero Resources Finance Corp
	5.38%, 11/01/2021	357,937
	Athlon Holdings LP / Athlon Finance Corp(c)
645,000	7.38%, 04/15/2021	703,050
295,000	6.00%, 05/01/2022(d)	305,325
70,000	Atwood Oceanics Inc
	6.50%, 02/01/2020	74,638
	Baytex Energy Corp(c)
420,000	5.13%, 06/01/2021	422,625
495,000	5.63%, 06/01/2024	496,856
295,000	Calfrac Holdings LP(c)
	7.50%, 12/01/2020	317,125
550,000	Carrizo Oil & Gas Inc
	8.63%, 10/15/2018	579,562
	Chaparral Energy Inc
495,000	9.88%, 10/01/2020	558,112
385,000	8.25%, 09/01/2021	422,537
	Chesapeake Energy Corp
55,000	EUR, 6.25%, 01/15/2017	82,466
500,000	6.13%, 02/15/2021	560,000
245,000	4.88%, 04/15/2022	253,575
100,000	5.75%, 03/15/2023	111,120
225,000	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance Inc
	6.63%, 11/15/2019	241,875
300,000	Cimarex Energy Co
	4.38%, 06/01/2024	305,625
	Concho Resources Inc
215,000	6.50%, 01/15/2022	237,038
280,000	5.50%, 10/01/2022	301,350
625,000	5.50%, 04/01/2023	671,875
185,000	Connacher Oil & Gas Ltd(c)(d)
	8.50%, 08/01/2019	147,538
	CONSOL Energy Inc
270,000	8.25%, 04/01/2020	292,275
590,000	5.88%, 04/15/2022(c)	618,025
	Denbury Resources Inc
90,000	6.38%, 08/15/2021	96,525
660,000	5.50%, 05/01/2022	674,850
330,000	Dynegy Holdings LLC(e)(g)(h)
	0.00%, 06/01/2019	413

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Energy — (continued)
	El Paso LLC
$195,000	7.00%, 06/15/2017	$220,106
100,000	7.80%, 08/01/2031	108,500
360,000	7.75%, 01/15/2032	394,200
322,000	Energy Transfer Equity LP
	7.50%, 10/15/2020	371,910
435,000	EP Energy LLC / EP Energy Finance Inc
	9.38%, 05/01/2020	498,075
	EP Energy LLC / Everest Acquisition Finance Inc
190,000	6.88%, 05/01/2019	202,113
70,000	7.75%, 09/01/2022	78,925
295,000	EXCO Resources Inc
	7.50%, 09/15/2018	302,375
535,000	Exterran Partners LP / EXLP Finance Corp(c)
	6.00%, 10/01/2022	543,025
430,000	Forum Energy Technologies Inc(c)
	6.25%, 10/01/2021	455,800
285,000	FTS International Inc(c)
	6.25%, 05/01/2022	291,412
435,000	Goodrich Petroleum Corp
	8.88%, 03/15/2019	463,275
500,000	Gulfport Energy Corp
	7.75%, 11/01/2020	541,250
	Halcon Resources Corp
400,000	9.75%, 07/15/2020	436,500
1,135,000	8.88%, 05/15/2021	1,220,125
	Hercules Offshore Inc(c)
145,000	8.75%, 07/15/2021	153,338
70,000	7.50%, 10/01/2021(d)	69,475
	Hiland Partners LP / Hiland Partners Finance Corp(c)
275,000	7.25%, 10/01/2020	299,750
120,000	5.50%, 05/15/2022	121,500
500,000	Hilcorp Energy I LP / Hilcorp Finance Co(c)
	5.00%, 12/01/2024	500,000
275,000	Key Energy Services Inc
	6.75%, 03/01/2021	286,000
925,000	Kinder Morgan Inc(c)
	5.00%, 02/15/2021	959,687
	Kodiak Oil & Gas Corp
715,000	8.13%, 12/01/2019	791,862
80,000	5.50%, 02/01/2022	83,000
1,355,000	Lightstream Resources Ltd(c)
	8.63%, 02/01/2020	1,422,750

Principal Amount		Fair Value
Energy — (continued)
	Linn Energy LLC / Linn Energy Finance Corp
$150,000	6.50%, 05/15/2019	$158,250
1,225,000	6.25%, 11/01/2019	1,283,187
190,000	Lone Pine Resources Canada Ltd(g)(h)
	10.38%, 02/15/2017	1,021
	MEG Energy Corp(c)
300,000	6.50%, 03/15/2021	318,000
405,000	6.38%, 01/30/2023	430,312
215,000	Milagro Oil & Gas Inc(d)(f)
	10.50%, 05/15/2016	167,700
	Newfield Exploration Co
165,000	6.88%, 02/01/2020	174,900
490,000	5.75%, 01/30/2022	541,450
200,000	5.63%, 07/01/2024	219,500
	Oasis Petroleum Inc
1,000,000	6.88%, 03/15/2022(c)	1,090,000
145,000	6.88%, 01/15/2023	158,050
	Offshore Group Investment Ltd
520,000	7.50%, 11/01/2019(d)	549,900
310,000	7.13%, 04/01/2023	314,650
	Peabody Energy Corp
60,000	7.38%, 11/01/2016	65,925
110,000	6.00%, 11/15/2018	114,675
	Plains Exploration & Production Co
115,000	7.63%, 04/01/2020	125,638
340,000	6.75%, 02/01/2022	386,325
	Range Resources Corp
45,000	6.75%, 08/01/2020	48,375
95,000	5.00%, 08/15/2022	100,700
	Regency Energy Partners LP / Regency Energy Finance Corp
445,000	5.88%, 03/01/2022	483,381
395,000	5.50%, 04/15/2023	412,775
340,000	4.50%, 11/01/2023	336,600
260,000	Rose Rock Midstream LP / Rose Rock Finance Corp(c)
	5.63%, 07/15/2022	263,250
	Rosetta Resources Inc
735,000	5.63%, 05/01/2021	756,131
360,000	5.88%, 06/01/2024(d)	374,400
	Sabine Pass Liquefaction LLC
235,000	6.25%, 03/15/2022(c)	255,563
560,000	5.63%, 04/15/2023	583,800
250,000	5.63%, 04/15/2023(c)	260,625
250,000	5.75%, 05/15/2024(c)	260,625

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Energy — (continued)
$945,000	Samson Investment Co(c)
	10.75%, 02/15/2020	$995,794
215,000	Sanchez Energy Corp(c)
	6.13%, 01/15/2023	221,988
385,000	Seven Generations Energy Ltd(c)
	8.25%, 05/15/2020	423,500
345,000	Seventy Seven Energy Inc(c)
	6.50%, 07/15/2022	353,625
795,000	Shelf Drilling Holdings Ltd(c)
	8.63%, 11/01/2018	850,650
	SM Energy Co
140,000	6.63%, 02/15/2019	148,400
95,000	6.50%, 11/15/2021	102,838
45,000	6.50%, 01/01/2023	48,713
560,000	Southern Star Central Corp(c)
	5.13%, 07/15/2022	564,200
505,000	Unit Corp
	6.63%, 05/15/2021	539,087
1,045,000	Whiting Petroleum Corp
	5.75%, 03/15/2021	1,144,275
104,000	Williams Cos Inc
	7.75%, 06/15/2031	125,318
	WPX Energy Inc
380,000	5.25%, 01/15/2017	404,700
800,000	6.00%, 01/15/2022	854,000
		38,559,741

Financial — 10.26%
305,000	A-S Co-Issuer Subsidiary Inc / A-S Merger Sub LLC(c)
	7.88%, 12/15/2020	322,156
	Ally Financial Inc
95,000	6.25%, 12/01/2017	106,163
190,000	8.00%, 12/31/2018	225,625
70,000	8.00%, 03/15/2020	85,050
220,000	7.50%, 09/15/2020	265,100
375,000	8.00%, 11/01/2031	479,062
415,000	American International Group Inc(b)
	8.18%, 05/15/2058	571,662
200,000	Banco Bilbao Vizcaya Argentaria SA(b)(i)
	9.00%, Perpetual	224,250
415,000	BBVA International Preferred SAU(b)(i)
	5.92%, Perpetual	432,638

Principal Amount		Fair Value
Financial — (continued)
	CBRE Services Inc
$170,000	6.63%, 10/15/2020	$180,413
665,000	5.00%, 03/15/2023	671,650
	CIT Group Inc
215,000	5.25%, 03/15/2018	230,856
230,000	6.63%, 04/01/2018(c)	258,175
510,000	5.50%, 02/15/2019(c)	552,712
175,000	3.88%, 02/19/2019	177,730
175,000	5.38%, 05/15/2020	187,851
565,000	5.00%, 08/15/2022	584,775
205,000	5.00%, 08/01/2023	209,869
170,000	Citigroup Inc(b)
	5.90%, 12/29/2049	171,700
430,000	CNG Holdings Inc(c)
	9.38%, 05/15/2020	357,438
150,000	CNO Financial Group Inc(c)
	6.38%, 10/01/2020	162,000
200,000	Commerzbank AG(c)
	8.13%, 09/19/2023	242,702
240,000	Community Choice Financial Inc
	10.75%, 05/01/2019	205,200
	Corrections Corp of America
85,000	4.13%, 04/01/2020	84,363
490,000	4.63%, 05/01/2023	480,200
525,000	Credit Acceptance Corp(c)
	6.13%, 02/15/2021	548,625
	Crown Castle International Corp
235,000	4.88%, 04/15/2022	242,931
860,000	5.25%, 01/15/2023	896,550
450,000	DFC Finance Corp(c)
	10.50%, 06/15/2020	459,563
850,000	Dresdner Funding Trust I(c)
	8.15%, 06/30/2031	1,032,750
945,000	E*TRADE Financial Corp
	6.38%, 11/15/2019	1,022,962
280,000	Genworth Holdings Inc(b)
	6.15%, 11/15/2066	266,350
85,000	HBOS PLC(c)
	6.00%, 11/01/2033	94,588
445,000	Hockey Merger Sub 2 Inc(c)
	7.88%, 10/01/2021	476,706
720,000	Howard Hughes Corp(c)
	6.88%, 10/01/2021	770,400
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
725,000	6.00%, 08/01/2020	776,656
750,000	5.88%, 02/01/2022	785,625

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Financial — (continued)
	International Lease Finance Corp
$65,000	6.25%, 05/15/2019	$72,800
325,000	5.88%, 08/15/2022	355,063
	iStar Financial Inc
185,000	7.13%, 02/15/2018	205,350
300,000	4.88%, 07/01/2018	300,750
105,000	5.00%, 07/01/2019	105,000
75,000	Liberty Mutual Group Inc(c)
	7.80%, 03/15/2037	88,500
255,000	Lloyds Bank PLC(b)(i)
	GBP, 13.00%, Perpetual	730,978
243,000	Lloyds Banking Group PLC(b)(i)
	7.50%, Perpetual	258,552
475,000	Mattamy Group Corp(c)
	6.50%, 11/15/2020	486,875
	MPT Operating Partnership LP / MPT Finance Corp
85,000	6.88%, 05/01/2021	92,650
340,000	6.38%, 02/15/2022	364,650
	Nationstar Mortgage LLC / Nationstar Capital Corp
485,000	7.88%, 10/01/2020	509,856
370,000	6.50%, 07/01/2021(d)	370,925
545,000	Navient Corp
	8.45%, 06/15/2018	644,462
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp(c)
105,000	5.63%, 03/15/2020	111,038
435,000	5.88%, 03/15/2022	464,363
340,000	Nuveen Investments Inc(c)
	9.13%, 10/15/2017	368,475
395,000	Ocwen Financial Corp(c)
	6.63%, 05/15/2019	407,838
	Omega Healthcare Investors Inc
120,000	6.75%, 10/15/2022	129,684
655,000	4.95%, 04/01/2024(c)	668,992
	Provident Funding Associates LP / PFG Finance Corp(c)
260,000	10.13%, 02/15/2019	282,100
495,000	6.75%, 06/15/2021	501,187
	Realogy Group LLC(c)
400,000	7.88%, 02/15/2019	428,000
110,000	7.63%, 01/15/2020	121,275
550,000	ROC Finance LLC / ROC Finance 1 Corp(c)(d)
	12.13%, 09/01/2018	596,750

Principal Amount		Fair Value
Financial — (continued)
	Royal Bank of Scotland Group PLC
$615,000	7.65%,Perpetual(b) (i)	$744,150
255,000	6.00%, 12/19/2023	275,707
1,100,000	7.64%, 03/31/2049(b)	1,175,625
	Springleaf Finance Corp
1,230,000	6.90%, 12/15/2017	1,365,300
185,000	6.00%, 06/01/2020	191,475
90,000	7.75%, 10/01/2021	101,250
430,000	Stearns Holdings Inc(c)
	9.38%, 08/15/2020	450,425
300,000	TMX Finance LLC / TitleMax Finance Corp(c)
	8.50%, 09/15/2018	318,000
600,000	USI Inc(c)
	7.75%, 01/15/2021	616,500
510,000	Walter Investment Management Corp(c)
	7.88%, 12/15/2021	532,950
		29,280,541

Industrial — 7.52%
1,315,000	ADS Waste Holdings Inc
	8.25%, 10/01/2020	1,416,912
555,000	Aguila 3 SA(c)
	7.88%, 01/31/2018	585,525
464,000	Ainsworth Lumber Co Ltd(c)
	7.50%, 12/15/2017	488,940
320,000	Air Medical Group Holdings Inc
	9.25%, 11/01/2018	340,800
300,000	Ardagh Finance Holdings SA(c)(d)
	8.63%, 06/15/2019	309,000
	B/E Aerospace Inc
50,000	6.88%, 10/01/2020	54,313
80,000	5.25%, 04/01/2022	87,100
240,000	Belden Inc(c)
	5.25%, 07/15/2024	241,800
	Berry Plastics Corp
490,000	9.75%, 01/15/2021	558,600
225,000	5.50%, 05/15/2022	226,266
375,000	BlueLine Rental Finance Corp(c)
	7.00%, 02/01/2019	400,313
575,000	BOE Merger Corp(c)
	9.50%, 11/01/2017	605,906
590,000	Boise Cascade Co
	6.38%, 11/01/2020	634,250
	Bombardier Inc(c)
105,000	7.75%, 03/15/2020	118,666
310,000	6.13%, 01/15/2023(d)	319,300

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Industrial — (continued)
$605,000	Briggs & Stratton Corp
	6.88%, 12/15/2020	$676,087
	Building Materials Corp of America(c)
285,000	6.88%, 08/15/2018	295,545
125,000	7.00%, 02/15/2020	132,500
135,000	7.50%, 03/15/2020	143,775
140,000	6.75%, 05/01/2021	150,850
	Cemex Finance LLC(c)
200,000	9.38%, 10/12/2022	235,250
225,000	6.00%, 04/01/2024	234,281
	Cemex SAB de CV(c)
200,000	9.50%, 06/15/2018	229,000
200,000	5.88%, 03/25/2019	209,000
605,000	6.50%, 12/10/2019	648,106
200,000	7.25%, 01/15/2021	220,000
882,000	CHC Helicopter SA
	9.25%, 10/15/2020	961,380
360,000	CPG Merger Sub LLC(c)
	8.00%, 10/01/2021	378,900
460,000	Crown Americas LLC / Crown Americas Capital Corp IV
	4.50%, 01/15/2023	448,040
377,000	Gates Global LLC / Gates Global Co(c)
	6.00%, 07/15/2022	377,000
315,000	Jeld-Wen Inc(c)
	12.25%, 10/15/2017	340,200
550,000	JM Huber Corp(c)
	9.88%, 11/01/2019	626,312
610,000	Legrand France SA
	8.50%, 02/15/2025	847,711
395,000	Louisiana-Pacific Corp
	7.50%, 06/01/2020	434,500
545,000	Manitowoc Co Inc
	5.88%, 10/15/2022	594,050
330,000	Masonite International Corp(c)
	8.25%, 04/15/2021	359,700
740,000	MasTec Inc
	4.88%, 03/15/2023	728,900
	Nortek Inc
460,000	10.00%, 12/01/2018	495,650
365,000	8.50%, 04/15/2021	403,325
72,000	Owens Corning
	9.00%, 06/15/2019	90,535
350,000	Roofing Supply Group LLC / Roofing Supply Finance Inc(c)
	10.00%, 06/01/2020	372,750

Principal Amount		Fair Value
Industrial — (continued)
	Sealed Air Corp(c)
$275,000	6.50%, 12/01/2020	$309,375
290,000	5.25%, 04/01/2023	294,350
65,000	6.88%, 07/15/2033	67,600
225,000	Swift Services Holdings Inc
	10.00%, 11/15/2018	240,750
	Terex Corp
90,000	6.50%, 04/01/2020	97,695
780,000	6.00%, 05/15/2021	840,450
115,000	Tervita Corp(c)(d)
	10.88%, 02/15/2018	116,150
	TransDigm Inc
630,000	5.50%, 10/15/2020	640,332
90,000	7.50%, 07/15/2021	99,675
255,000	6.50%, 07/15/2024(c)	265,519
80,000	USG Corp(c)
	5.88%, 11/01/2021	84,800
240,000	Vander Intermediate Holding II Corp(c)
	9.75%, 02/01/2019	255,600
545,000	Watco Cos LLC / Watco Finance Corp(c)
	6.38%, 04/01/2023	555,900
570,000	Weekley Homes LLC / Weekley Finance Corp
	6.00%, 02/01/2023	570,000
		21,459,234

Technology — 3.06%
755,000	ACI Worldwide Inc(c)
	6.38%, 08/15/2020	794,637
160,000	Epicor Software Corp
	8.63%, 05/01/2019	172,200
	First Data Corp
1,425,000	8.25%, 01/15/2021(c)	1,560,375
745,000	11.25%, 01/15/2021	869,787
840,000	12.63%, 01/15/2021	1,034,250
760,000	11.75%, 08/15/2021	901,550
282,941	First Data Holdings Inc(c)
	14.50%, 09/24/2019	314,418
	Freescale Semiconductor Inc
425,000	10.75%, 08/01/2020	480,250
680,000	5.00%, 05/15/2021(c)	697,000
455,000	6.00%, 01/15/2022(c)	484,575
140,000	IMS Health Inc(c)
	6.00%, 11/01/2020	147,000
115,000	Infor US Inc
	11.50%, 07/15/2018	130,669

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Technology — (continued)
$350,000	Micron Technology Inc(c)
	5.88%, 02/15/2022	$375,375
	SunGard Data Systems Inc
545,000	6.63%, 11/01/2019	573,613
170,000	7.63%, 11/15/2020	185,300
		8,720,999

Utilities — 2.00%
	AES Corp
960,000	8.00%, 10/15/2017	1,118,400
365,000	8.00%, 06/01/2020	438,912
265,000	7.38%, 07/01/2021	310,050
150,000	4.88%, 05/15/2023	148,500
	Calpine Corp(c)
409,000	7.88%, 07/31/2020	443,765
207,000	7.50%, 02/15/2021	224,595
110,000	6.00%, 01/15/2022	118,525
90,000	5.88%, 01/15/2024	94,950
290,000	DPL Inc
	6.50%, 10/15/2016	312,475
	Energy Future Intermediate Holding Co LLC / EFIH Finance Inc
444,000	10.00%, 12/01/2020	42,735
185,000	10.25%, 12/01/2020	17,806
	GenOn Americas Generation LLC
235,000	8.50%, 10/01/2021	243,813
260,000	9.13%, 05/01/2031	267,150
	GenOn Energy Inc
25,000	9.50%, 10/15/2018	27,438
165,000	9.88%, 10/15/2020	179,438
	NRG Energy Inc
580,000	7.63%, 01/15/2018	665,550
575,000	7.88%, 05/15/2021	637,531
	Sabine Pass LNG LP
170,000	7.50%, 11/30/2016	187,850
120,000	6.50%, 11/01/2020	129,900
100,000	Texas Competitive Electric Holdings Co LLC / TCEH Finance Inc(c)
	11.50%, 10/01/2020	91,250
		5,700,633

TOTAL CORPORATE BONDS AND NOTES — 83.71% (Cost $228,346,545)		$238,802,152

Principal Amount		Fair Value
CONVERTIBLE BONDS
Communications — 0.16%
$235,000	Sirius XM Radio Inc(c)
	7.00%, 12/01/2014	$446,353
Financial — 0.20%
34,000	DFC Global Corp(d)
	3.25%, 04/15/2017	33,957
386,000	iStar Financial Inc
	3.00%, 11/15/2016	546,914
		580,871

TOTAL CONVERTIBLE BONDS — 0.36% (Cost $752,594)		$1,027,224

Shares
COMMON STOCK
Basic Materials — 0.38%
18,215	Huntsman Corp	511,840
12,865	MeadWestvaco Corp	569,405
		1,081,245

Communications — 0.13%
5,850	DISH Network Corp Class A (j)	380,718

Consumer, Cyclical — 0.72%
19,695	American Axle & Manufacturing Holdings Inc (j)	372,039
12,390	Dana Holding Corp	302,564
7,667	General Motors Co	278,312
36	Harry & David Holdings Inc (j)	4,878
30,042	Hilton Worldwide Holdings Inc (j)	699,979
32,225	Penn National Gaming Inc (j)	391,211
		2,048,983

Consumer, Non-cyclical — 0.26%
6,535	Elizabeth Arden Inc (j)	139,980
4,810	Jarden Corp (j)	285,474
15,684	Service Corp International	324,972
		750,426

Energy — 0.54%
14,005	Eclipse Resources Corp (j)	351,945
21,195	EP Energy Corp Class A (j)	488,545
31,420	Kodiak Oil & Gas Corp (j)	457,161
23,699	Lone Pine Resources Canada Ltd (g)(j)	2,221
23,699	Lone Pine Resources Canada Ltd Class A (g)(j)	2,370
123,773	Vantage Drilling Co (j)	237,644
		1,539,886

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Financial — 0.34%
19,840	Ally Financial Inc (j)	$474,374
6,596	CIT Group Inc	301,833
3,339	MetLife Inc	185,515
		961,722

TOTAL COMMON STOCK — 2.37% (Cost $5,914,638)		$6,762,980

CONVERTIBLE PREFERRED STOCK
Financial — 0.34%
2,758	American Tower Corp Series A, 5.25%(j)	293,382
2,595	Crown Castle International Corp, 4.50%	264,041
9,709	EPR Properties Series C, 5.75%(d)	223,156
5,890	MetLife Inc, 5.00%	188,245
		968,824

Industrial — 0.08%
3,600	United Technologies Corp, 7.50%(d)	234,684

TOTAL CONVERTIBLE PREFERRED STOCK — 0.42% (Cost $1,061,051)		$1,203,508

PREFERRED STOCK
Consumer, Cyclical — 0.06%
6,447	M/I Homes Inc (d)	166,010

Financial — 0.41%
469	Ally Financial Inc (c)	470,187
4,800	Citigroup Inc Series K (b)	130,272
13,425	Federal National Mortgage Association (b)(j)	138,949
16,517	GMAC Capital Trust I (b)	450,914
		1,190,322

TOTAL PREFERRED STOCK — 0.47% (Cost $1,334,248)		$1,356,332

WARRANTS
Communications — 0.03%
696	Charter Communications Inc, expiring 11/30/2014 (j)	74,472

Consumer, Cyclical — 0.01%
980	General Motors Co, expiring 07/10/2016 (j)	26,078
980	General Motors Co, expiring 07/10/2019 (j)	18,189
		44,267

TOTAL WARRANTS — 0.04% (Cost $351,977)		$118,739

Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.26%
$6,000,000	Federal Farm Credit Banks Funding Corp
	0.01%, 07/01/2014	$6,000,000
9,000,000	Federal Home Loan Bank
	0.00%, 07/01/2014	9,000,000
		15,000,000

U.S. Treasury Bonds and Notes — 0.06%
	U.S. Treasury Bills(k)
50,000	0.05%, 08/14/2014	49,997
110,000	0.10%, 08/21/2014	109,984
		159,981

Repurchase Agreements — 3.25%
463,177	Undivided interest of 1.89% in a repurchase agreement (principal amount/value $24,564,145 with a maturity value of $24,564,206) with BMO Capital Markets Corp, 0.09%, dated 6/30/14 to be repurchased at $463,177 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 8.88%, 7/31/14 - 11/15/43, with a value of $25,055,447. (l)	463,177

2,200,476	Undivided interest of 15.49% in a repurchase agreement (principal amount/value $14,215,134 with a maturity value of $14,215,173) with Scotia Capital (USA) Inc, 0.10%, dated 6/30/14 to be repurchased at $2,200,476 on 7/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.00%, 12/26/14 - 5/15/44, with a value of $14,499,478. (l)	2,200,476

2,200,477	Undivided interest of 2.44% in a repurchase agreement (principal amount/value $90,127,418 with a maturity value of $90,127,593) with HSBC Securities (USA) Inc, 0.07%, dated 6/30/14 to be repurchased at $2,200,477 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 6.38%, 7/10/14 - 8/15/42, with a value of $91,930,236. (l)	2,200,477

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,200,477	Undivided interest of 3.24% in a repurchase agreement (principal amount/value $67,918,181 with a maturity value of $67,918,351) with JP Morgan Securities, 0.09%, dated 6/30/14 to be repurchased at $2,200,477 on 7/1/14 collateralized by Federal Home Loan Mortgage Corp securities, 0.00% - 5.73%, 1/1/23 - 7/1/44, with a value of $69,277,075. (l)	$2,200,477

2,200,477	Undivided interest of 5.64% in a repurchase agreement (principal amount/value $38,988,495 with a maturity value of $38,988,614) with TD Securities (USA) Inc, 0.11%, dated 6/30/14 to be repurchased at $2,200,477 on 7/1/14 collateralized by various U.S. Government Agency securities, 0.12% - 5.63%, 7/6/16 - 6/1/44, with a value of $39,768,265. (l)	2,200,477
		9,265,084

TOTAL SHORT TERM INVESTMENTS — 8.57% (Cost $24,425,065)		$24,425,065
TOTAL INVESTMENTS — 102.76% (Cost $281,371,733)		$293,158,179
OTHER ASSETS & LIABILITIES, NET — (2.76)%		$(7,871,387)
TOTAL NET ASSETS — 100.00%		$285,286,792

(a)	Restricted security; further details of these securities are included in a subsequent table.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2014.
(c)
Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2014, the aggregate cost and fair value of 144A securities was $94,850,650 and $98,364,387, respectively, representing 34.48% of net assets.

(d)	All or a portion of the security is on loan at June 30, 2014.
(e)	Security in bankruptcy at June 30, 2014.
(f)
Security in default, no interest payments received during the last 12 months. At June 30, 2014, the aggregate cost and fair value of securities in default was $462,916 and $213,394, respectively, representing 0.07% of net assets.

(g)	Domestic security is fair valued under procedures adopted by the Board of Directors.
(h)
Security in default; some interest payments received during the last 12 months. At June 30, 2014, the aggregate cost and fair value of securities in default was $191,282 and $1,434, respectively, representing 0.00% of net assets.

(i)	Security has no contractual maturity date and pays an indefinite stream of interest.
(j)	Non-income producing security.
(k)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open swaps.
(l)	Collateral received for securities on loan.
TLB	Term Loan B

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

At June 30, 2014, the Fund held the following restricted securities:

Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Air Medical Group Holdings Inc	7.63%	05/31/2018	01/07/2014 - 01/17/2014	$565,018	$570,000	0.20%
Sheridan Healthcare	7.48	12/31/2021	12/31/2013	109,479	112,338	0.04
Yonkers Racing Corp	3.48	07/22/2019	08/16/2013	206,070	202,831	0.07
				$880,567	$885,169	0.31%

At June 30, 2014, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Depreciation
SSB	USD	311,330	CAD	345,000	July 2014	$(11,893)
HSB	USD	193,633	CAD	214,400	July 2014	(7,233)
WES	USD	56,150	CAD	62,200	July 2014	(2,124)
JPM	USD	384,717	EUR	282,500	September 2014	(2,242)
CIT	USD	532,078	EUR	390,700	September 2014	(3,089)
SSB	USD	292,161	EUR	214,600	September 2014	(1,791)
UBS	USD	35,829	EUR	26,300	September 2014	(196)
BB	USD	638,137	GBP	381,100	September 2014	(13,628)
					Net Depreciation	$(42,196)

At June 30, 2014, the Fund held the following outstanding credit default swaps:
Reference Obligation/ Counterparty	Buy/Sell Credit Protection	Average Credit Rating (a)	Fixed Deal Pay/Receive Rate	Notional Value	Fair Value	Upfront Premiums Paid	Expiration Date	Unrealized Appreciation
North America High Yield 22/Deutsche Bank	Sell	B+	5.00%	$1,980,000	$172,197	$141,250	June 20, 2019	$38,672

(a) Ratings are presented for credit default contracts in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2014.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Currency Abbreviations:
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
USD	U.S. Dollar

Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
SSB	State Street Bank
UBS	UBS AG
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2014 (Unaudited)
Great-West Putnam High Yield Bond Fund

ASSETS:
Investments in securities, fair value (including $9,043,394 of securities on loan)(a)	$283,893,095
Repurchase agreements, fair value(b)	9,265,084
Cash	2,208,635
Subscriptions receivable	15,490
Receivable for investments sold	918,180
Credit default swaps, fair value (premiums paid $141,250)	172,197
Dividends and interest receivable	3,987,803
Total Assets	300,460,484

LIABILITIES:
Payable to investment adviser	262,759
Payable upon return of securities loaned	9,265,084
Redemptions payable	362,695
Payable for investments purchased	5,063,944
Variation margin on credit default swaps	177,014
Unrealized depreciation on forward foreign currency contracts	42,196
Total Liabilities	15,173,692

NET ASSETS	$285,286,792

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,248,895
Paid-in capital in excess of par	287,295,425
Net unrealized appreciation on investments, credit default swaps, forward foreign currency contracts and foreign currency translations	11,782,922
Undistributed net investment income	478,310
Accumulated net realized loss on investments, credit default swaps and foreign currency transactions	(17,518,760)

NET ASSETS	$285,286,792

CAPITAL STOCK:
Authorized	100,000,000
Issued and Outstanding	32,488,946

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$8.78

(a) Cost of investments	$272,106,649
(b) Cost of repurchase agreements	$9,265,084

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2014 (Unaudited)
Great-West Putnam High Yield Bond Fund

INVESTMENT INCOME:
Interest	$8,029,889
Income from securities lending	27,445
Dividends	114,255
Total Income	8,171,589

EXPENSES:
Management fees	1,465,414
Total Expenses	1,465,414

NET INVESTMENT INCOME	6,706,175

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	1,401,236
Net realized gain on credit default swaps	53,309
Net realized gain on forward foreign currency contracts	18,158
Net Realized Gain on Investments	1,472,703

Net change in unrealized appreciation on investments and foreign currency translations	5,418,089
Net change in unrealized depreciation on credit default swaps	(49,605)
Net change in unrealized depreciation on forward foreign currency contracts	(31,437)
Net Change in Unrealized Appreciation on Investments	5,337,047

Net Realized and Unrealized Gain on Investments, Credit Default Swaps, Forward Foreign Currency Contracts and Foreign Currency	6,809,750

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,515,925

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2014 and fiscal year ended December 31, 2013

	2014 (Unaudited)	2013
Great-West Putnam High Yield Bond Fund

OPERATIONS:
Net investment income	$6,706,175	$12,682,695
Net realized gain on investments	1,472,703	2,172,296
Net change in unrealized appreciation on investments	5,337,047	2,006,967
Net Increase in Net Assets Resulting from Operations	13,515,925	16,861,958

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,234,249)	(12,077,977)
Total Distributions	(6,234,249)	(12,077,977)

CAPITAL SHARE TRANSACTIONS:
Shares sold	34,647,709	87,358,515
Shares issued in reinvestment of distributions	6,234,249	12,077,977
Shares redeemed	(17,340,752)	(56,405,099)
Net Increase in Net Assets Resulting from Capital Share Transactions	23,541,206	43,031,393

Total Increase in Net Assets	30,822,882	47,815,374

NET ASSETS:
Beginning of period	254,463,910	206,648,536
End of period(a)	$285,286,792	$254,463,910

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	3,967,907	10,233,779
Shares issued in reinvestment of distributions	710,051	1,437,428
Shares redeemed	(1,990,158)	(6,577,353)
Net Increase	2,687,800	5,093,854

(a) Including undistributed net investment income:	$478,310	$6,384

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West Putnam High Yield Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$8.54	$8.36	$7.68	$8.01	$7.59	$5.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22(a)	0.47(a)	0.52(a)	0.49	0.59	0.75
Net realized and unrealized gain (loss)	0.22	0.16	0.62	(0.32)	0.42	2.03
Total From Investment Operations	0.44	0.63	1.14	0.17	1.01	2.78

LESS DISTRIBUTIONS:
From return of capital	–	–	–	(0.00)(b)	–	–
From net investment income	(0.20)	(0.45)	(0.46)	(0.50)	(0.59)	(0.74)
Total Distributions	(0.20)	(0.45)	(0.46)	(0.50)	(0.59)	(0.74)

NET ASSET VALUE, END OF PERIOD	$8.78	$8.54	$8.36	$7.68	$8.01	$7.59

TOTAL RETURN(c)	5.14%(d)	7.65%	15.00%	2.24%	13.80%	51.21%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$285,287	$254,464	$206,649	$118,735	$83,555	$78,379
Ratio of expenses to average net assets	1.10%(e)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	5.03%(e)	5.50%	6.32%	6.83%	7.82%	10.28%
Portfolio turnover rate	27%(d)	56%	52%	67%	120%	142%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Amount was less than $0.01 per share.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Not annualized for periods less than one full year.

(e)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST PUTNAM HIGH YIELD BOND FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Putnam High Yield Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek to obtain high current income with capital appreciation as a secondary objective when consistent with the primary objective. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing

Semi-Annual Report - June 30, 2014

methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs
Fixed Income Investments:
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Domestic Corporate Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Foreign Corporate Bonds and Notes
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Convertible Bonds
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock, Preferred Stock
Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.

Warrants	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Other Financial Investments:
Forward Foreign Currency Contracts	Maturity date, credit quality and interest rates.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Semi-Annual Report - June 30, 2014

As of June 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total

Assets

Investments, at fair value:
Fixed Income Investments:
Bank Loans	$—	$19,462,179	$—	$19,462,179
Convertible Bonds	—	1,027,224	—	1,027,224
Foreign Corporate Bonds and Notes	—	45,246,576	5,409	45,251,985
Domestic Corporate Bonds and Notes	—	193,550,167	—	193,550,167
Equity Investments:
Convertible Preferred Stock	422,929	780,579	—	1,203,508
Domestic Common Stock	6,758,389	—	—	6,758,389
Foreign Common Stock	—	—	4,591	4,591
Preferred Stock	886,145	470,187	—	1,356,332
Warrants	118,739	—	—	118,739
Short Term Investments	—	24,425,065	—	24,425,065
Total investments, at fair value	8,186,202	284,961,977	10,000	293,158,179
Other Financial Investments:
Credit Default Swaps	—	172,197	—	172,197
Total Assets	$8,186,202	$285,134,174	$10,000	$293,330,376

Liabilities

Other Financial Investments:
Forward Foreign Currency Contracts (a)	—	42,196	—	42,196
Total Liabilities	$—	$42,196	$—	$42,196

(a) Forward Foreign Currency Contracts are reported at the security's unrealized appreciation/(depreciation), which represents the change in the contract's value from trade date.

Restricted Securities

Restricted securities held by the Fund may not be sold except in exempt transactions or in public offerings registered under Rule 144A of the Securities Act of 1933, as amended.  Securities exempt from registration may normally be resold to qualified institutional buyers.  These securities are valued under methods approved by the Board of Directors.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Semi-Annual Report - June 30, 2014

Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: distribution adjustments, market discount adjustments, adjustments for Real Estate Investment Trust securities and foreign currency adjustments. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Semi-Annual Report - June 30, 2014

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08 for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and credit default swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon the closing of such contract there is a gain or loss that may occur, which is the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars.

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund held an average notional value of $2,418,146 in forward foreign currency contracts for the reporting period.

Swap Agreements

A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase

Semi-Annual Report - June 30, 2014

or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par, or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

Swaps are marked-to-market daily and reflected at fair value on the Statement of Assets and Liabilities.   The daily change in market value is reflected in variation margin on credit default swaps on the Statement of Assets and Liabilities and represents the amount owed to or due from the clearing broker.  Any upfront premiums paid upon entering into a swap are capitalized within the credit default swaps, fair value on the Statement of Assets and Liabilities and amortized to income ratably over the term of the swap.  Upfront premiums are disclosed as upfront premiums paid on the Schedule of Investments.  The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within dividends and interest receivable on the Statement of Assets and Liabilities.  Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain/loss on credit default swaps on the Statement of Operations.

The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. The Fund operates as a seller of protection to take a synthetic long position in the underlying bond or bonds which provide credit protection to the buyer on the referenced obligations.  Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average contract amount of $1,994,286 in credit default swaps for the reporting period.

Valuation of derivative investments as of June 30, 2014 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)	Credit default swaps	$172,197
Foreign exchange contracts (forwards)			Unrealized depreciation on forward foreign currency contracts	$42,196

The effect of derivative investments for the period ended June 30, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Credit contracts (swaps)	Net realized gain on credit default swaps	$53,309	Net change in unrealized depreciation on credit default swaps	$(49,605)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$18,158	Net change in unrealized depreciation on forward foreign currency contracts	$(31,437)

3. OFFSETTING ASSETS AND LIABILITIES

The Great-West Funds enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at June 30, 2014.

Semi-Annual Report - June 30, 2014

		Gross Amounts Not Offset on the
		Statement of Assets and Liabilities
Investments:	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments	Cash Collateral Received/ (Pledged)	Net Amount
Derivative Assets (forwards)	$ -	$ -	$ -	$ -

Derivative Liabilities (forwards) (b)	$42,196	$ -	$ -	$42,196

(a) The gross amount of derivative investments are not netted against offsetting liabilities for presentation on the Statement of Assets and Liabilities.
(b) The gross amount of the derivative investments liabilities is reported in unrealized depreciation on forward foreign currency contracts in the Statement of Assets and Liabilities.

4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.10% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Putnam Investment Management, LLC.  The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

5. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $94,455,470 and $68,978,300, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

6. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $281,381,244. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $13,454,565 and gross depreciation of investments in which there was an excess of tax cost over value of $1,677,630 resulting in net appreciation of $11,776,935.

7. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2014 the Fund had securities on loan valued at $9,043,394 and received collateral of $9,265,084 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM, and Putnam Investment Management, LLC (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2013. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable index and peer group. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.
The Board noted that for the one-, three- and five-year periods ended December 31, 2013, the Fund was in the second, second, second and fourth quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers). The Board also noted that the Fund underperformed its benchmark index for the same periods. However, the Board considered that the Sub-Adviser began managing the Fund in February 2009, and thus, longer term underperformance is attributable to the prior sub-adviser. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non‑Management Expenses and the Fund’s Management Fee Less Non‑Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee and Management Fee Less Non-Management Expenses were above the average and median contractual management fees of its peer group of funds and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee was above the average and the same as the median management fees less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was the same as the average and median expense ratio of its peer group, above the average and median expense ratio of its peer universe and in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses).
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the funds within the Company have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the funds and the differences in the range of services provided to the funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014